Convertible preferred shares and shareholders’ (deficit) equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of shares authorized, issued and outstanding
The Company’s authorized, issued and outstanding convertible Preferred Shares and Ordinary Shares capital as of December 31, 2020 and 2021 consisted of the following:

	December 31, 2020
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	79,176,826	15,328,449	15,326,281	$42	$—	$—
Preferred A-1 Shares, NIS 0.01 par value	2,500,000	2,500,000	2,500,000	7	94	150
Preferred A-2 Shares, NIS 0.01 par value	5,051,000	5,051,000	5,051,000	13	364	545
Preferred A-3 Shares, NIS 0.01 par value	3,929,000	3,929,000	3,929,000	10	422	790
Preferred A-4 Shares, NIS 0.01 par value	6,599,000	6,599,000	6,599,000	17	1,815	2,722
Preferred A-5 Shares, NIS 0.01 par value	1,247,000	1,247,000	1,247,000	3	150	224
Preferred A-6 Shares, NIS 0.01 par value	465,000	465,000	465,000	1	93	140
Preferred A-7 Shares, NIS 0.01 par value	4,672,000	4,672,000	4,672,000	12	3,387	5,081
Preferred A-8 Shares, NIS 0.01 par value	5,267,000	5,267,000	5,267,000	14	7,990	11,985
Preferred A-9 Shares, NIS 0.01 par value	4,601,230	4,601,230	4,601,230	12	15,000	22,500
Preferred A-10 Shares, NIS 0.01 par value	3,151,596	3,151,596	3,151,596	8	20,000	30,000
Preferred B Shares, NIS 0.01 par value	8,303,888	8,303,888	8,303,888	24	46,710	62,346
Preferred C Shares, NIS 0.01 par value	6,090,506	4,870,328	4,870,328	15	39,785	66,000
Total Shares	131,054,046	65,985,491	65,983,323	$178	$135,810	$202,483

	December 31, 2021
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	500,000,000	74,847,609	74,845,441	$205	$—	$—
Total Shares	500,000,000	74,847,609	74,845,441	$205	$—	$—

Schedule of shares authorized, issued and outstanding
The Company’s authorized, issued and outstanding convertible Preferred Shares and Ordinary Shares capital as of December 31, 2020 and 2021 consisted of the following:

	December 31, 2020
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	79,176,826	15,328,449	15,326,281	$42	$—	$—
Preferred A-1 Shares, NIS 0.01 par value	2,500,000	2,500,000	2,500,000	7	94	150
Preferred A-2 Shares, NIS 0.01 par value	5,051,000	5,051,000	5,051,000	13	364	545
Preferred A-3 Shares, NIS 0.01 par value	3,929,000	3,929,000	3,929,000	10	422	790
Preferred A-4 Shares, NIS 0.01 par value	6,599,000	6,599,000	6,599,000	17	1,815	2,722
Preferred A-5 Shares, NIS 0.01 par value	1,247,000	1,247,000	1,247,000	3	150	224
Preferred A-6 Shares, NIS 0.01 par value	465,000	465,000	465,000	1	93	140
Preferred A-7 Shares, NIS 0.01 par value	4,672,000	4,672,000	4,672,000	12	3,387	5,081
Preferred A-8 Shares, NIS 0.01 par value	5,267,000	5,267,000	5,267,000	14	7,990	11,985
Preferred A-9 Shares, NIS 0.01 par value	4,601,230	4,601,230	4,601,230	12	15,000	22,500
Preferred A-10 Shares, NIS 0.01 par value	3,151,596	3,151,596	3,151,596	8	20,000	30,000
Preferred B Shares, NIS 0.01 par value	8,303,888	8,303,888	8,303,888	24	46,710	62,346
Preferred C Shares, NIS 0.01 par value	6,090,506	4,870,328	4,870,328	15	39,785	66,000
Total Shares	131,054,046	65,985,491	65,983,323	$178	$135,810	$202,483

	December 31, 2021
	Number of Shares Authorized	Number of Shares Issued	Number of Shares Issued and Outstanding	Par Value	Carrying Value	Liquidation Preference
Ordinary Shares, NIS 0.01 par value	500,000,000	74,847,609	74,845,441	$205	$—	$—
Total Shares	500,000,000	74,847,609	74,845,441	$205	$—	$—